Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Partnership is engaged in the international marine transportation of crude oil, the offshore processing and storage of crude oil, long-distance ocean towage and offshore installation services, and maintenance and safety services through the operation of its shuttle tankers, FSO units, FPSO units, towage and offshore installation vessels and UMS. The Partnership’s revenues are earned in international markets.

The Partnership has six reportable segments: its FPSO segment; its shuttle tanker segment; its FSO segment; its UMS segment; its towage and offshore installation vessels (or towage) segment; and its conventional tanker segment. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. The Partnership’s UMS segment consists of one unit currently in lay-up. The Partnership’s towage and offshore installation vessels segment consists of long-distance towage and offshore installation vessels which operate on time-charter or voyage charter contracts. During 2019, the Partnership redelivered its two in-chartered conventional tankers to their owners and ceased operations in this segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the periods presented:

(U.S. Dollars in millions)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Royal Dutch Shell Plc (1)	$311.3 or 25%	$327.6 or 23%	$338.2 or 31%
Equinor ASA (formerly Statoil ASA) (2)	$170.8 or 13%	$182.1 or 13%	$114.5 or 10%
Petroleo Brasileiro S.A.(1)	— (3)	$254.8 or 18%	$190.7 or 17%
Premier Oil (4)	— (3)	— (3)	$113.5 or 10%

(1)	Shuttle tanker and FPSO segments.

(2)	Shuttle tanker and FSO segments.

(3)	Percentage of consolidated revenue was less than 10%.

(4)	FPSO segment.

Effective for periods commencing on or after January 1, 2019, management and the chief operating decision maker has changed their primary measure for evaluating segment performance from income from vessel operations to Adjusted EBITDA. Adjusted EBITDA has also been presented for the years ended December 31, 2018 and 2017 to maintain comparability of segment performance between the periods reported in these consolidated financial statements. Adjusted EBITDA is defined as net loss before interest expense (net), income tax expense, and depreciation and amortization as adjusted to exclude certain items whose timing or amount cannot be reasonably estimated in advance or that are not considered representative of core operating performance. Such adjustments include vessel write-downs, gains or losses on the sale of vessels, unrealized gains or losses on derivative instruments, foreign exchange gains or losses, losses on debt repurchases, and certain other income or expenses. Adjusted EBITDA also excludes: realized gains or losses on interest rate swaps as management, in assessing the Partnership's performance, views these gains or losses as an element of interest expense; realized gains or losses on derivative instruments resulting from amendments or terminations of the underlying instruments; and equity income. Adjusted EBITDA also includes the Partnership's proportionate share of Adjusted EBITDA from its equity-accounted joint ventures and excludes the non-controlling interests' proportionate share of Adjusted EBITDA from the Partnership's consolidated joint ventures. The Partnership does not have control over the operations of, nor does it have any legal claim to the revenue and expenses of its investments in, its equity-accounted for joint ventures. Consequently, the cash flow generated by the Partnership’s investments in equity accounted joint ventures may not be available for use by the Partnership in the period that such cash flows are generated.

The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; FSO unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements:

Year ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues	492,658	549,587	140,117	2,940	74,726	7,972	—	1,268,000
Voyage expenses	—	(86,519)	(800)	(76)	(37,530)	(4,985)	—	(129,910)
Vessel operating expenses	(227,873)	(126,433)	(42,597)	(1,216)	(28,832)	—	—	(426,951)
Time-charter hire expenses	—	(40,108)	—	—	—	(4,319)	—	(44,427)
General and administrative(1)	(40,846)	(20,788)	(4,006)	(6,100)	(4,401)	(104)	—	(76,245)
Realized loss on foreign currency forward contracts	—	—	—	—	—	—	(5,054)	(5,054)
Adjusted EBITDA from equity-accounted vessels	97,849	—	—	—	—	—	—	97,849
Adjusted EBITDA attributable to non-controlling interests	—	(10,864)	(500)	—	—	—	—	(11,364)
Adjusted EBITDA	321,788	264,875	92,214	(4,452)	3,963	(1,436)	(5,054)	671,898
Equity income	32,794	—	—	—	—	—	—	32,794
Investment in joint ventures	234,627	—	—	—	—	—	—	234,627
Expenditures for vessels and equipment, including advances on newbuilding contracts(3)	8,284	185,156	6,967	922	110	—	—	201,439
Expenditures for dry docking	—	11,902	—	—	1,644	—	—	13,546

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues(4)	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424
Voyage expenses	—	(109,796)	(769)	(47)	(28,925)	(12,453)	182	(151,808)
Vessel operating expenses	(214,623)	(149,226)	(42,913)	(3,679)	(27,346)	—	116	(437,671)
Time-charter hire expenses	—	(36,421)	—	—	—	(16,195)	—	(52,616)
General and administrative(1)	(34,052)	(21,763)	(2,174)	(3,547)	(3,531)	(360)	—	(65,427)
Restructuring charge	(1,520)	—	—	—	—	—	—	(1,520)
Realized loss on foreign currency forward contracts	—	—	—	—	—	—	(1,228)	(1,228)
Adjusted EBITDA from equity-accounted vessels	92,637	—	—	—	—	—	—	92,637
Adjusted EBITDA attributable to non-controlling interests	—	(15,593)	(677)	—	—	—	—	(16,270)
Adjusted EBITDA	375,628	303,614	90,024	29,263	(6,475)	(7,683)	(1,850)	782,521
Equity income	39,458	—	—	—	—	—	—	39,458
Investment in joint ventures	212,202	—	—	—	—	—	—	212,202
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs(3)	54,371	147,540	6,987	—	24,838	—	—	233,736
Expenditures for dry docking	—	22,135	—	—	1,467	—	—	23,602

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284
Voyage expenses	—	(80,964)	(1,172)	(1,152)	(17,727)	(359)	1,930	(99,444)
Vessel operating (expenses) recoveries	(149,153)	(129,517)	(25,241)	(33,656)	(21,074)	10	5,067	(353,564)
Time-charter hire expenses	—	(62,899)	—	—	(925)	(16,491)	—	(80,315)
General and administrative(1)	(33,046)	(17,425)	(1,864)	(5,068)	(4,486)	(360)	—	(62,249)
Restructuring charge	(450)	(210)	—	(2,004)	—	—	—	(2,664)
Realized gain on foreign currency forward contracts	—	—	—	—	—	—	900	900
Adjusted EBITDA from equity-accounted vessels	33,360	—	—	—	—	—	—	33,360
Adjusted EBITDA attributable to non-controlling interests	—	(23,035)	(879)	—	—	—	—	(23,914)
Adjusted EBITDA	309,099	222,802	37,745	(37,644)	(5,441)	(3,178)	(989)	522,394
Equity income	14,442	—	—	—	—	—	—	14,442
Investment in joint ventures	169,875	—	—	—	—	—	—	169,875
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs(3)	193,817	216,157	88,039	3,931	31,316	—	—	533,260
Expenditures for dry docking	—	16,323	199	—	661	—	—	17,183

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenues and expenses earned and incurred between segments of the Partnership, during the years ended December 31, 2018 and 2017.

(3)
Expenditures for vessels and equipment, including advances on newbuilding contracts for the year ended December 31, 2019 includes: Shuttle Tanker Segment - installment payments on the seven shuttle tanker newbuildings (see note 14c).

Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs for the year ended December 31, 2018 includes: FPSO Segment - upgrade costs on the Petrojarl I FPSO unit; Shuttle Tanker Segment - the final East Coast of Canada newbuilding installment payment and installment payments on six Shuttle Spirit shuttle tanker newbuildings (see note 14c); Towage Segment - the final installment payment on one newbuilding towage and offshore installation vessel.

Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs for the year ended December 31, 2017 includes: FPSO Segment - upgrade costs on the Petrojarl I FPSO unit; Shuttle Tanker Segment - installment payments on the three East Coast of Canada shuttle tanker newbuildings and two Shuttle Spirit shuttle tanker newbuildings (see note 14c); FSO Segment - conversion costs on the Randgrid FSO unit; Towage Segment - installment payments on three newbuilding towage and offshore installation vessels.

(4)
Includes revenues of $55.0 million and $36.5 million in the Shuttle Tanker and UMS segments, respectively, during the year ended December 31, 2018 related to a settlement agreement with Petrobras and Petroleo Netherlands B.V. - PNBV S.A. (or Petrobras) in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS (see note 5).

The following table includes reconciliations of Adjusted EBITDA to net loss for the periods presented in these consolidated financial statements:

	Year ended December 31, 2019 $	Year ended December 31, 2018 $	Year ended December 31, 2017 $
Adjusted EBITDA	671,898	782,521	522,394
Depreciation and amortization(1)	(349,379)	(372,290)	(309,975)
(Write-down) and gain on sale of vessels(2)	(332,125)	(223,355)	(318,078)
Interest expense	(205,709)	(199,395)	(154,890)
Interest income	5,111	3,598	2,707
Realized and unrealized (loss) gain on derivative instruments(3)	(80,141)	14,036	(43,753)
Foreign currency exchange gain (loss)	2,193	(9,413)	(14,006)
Losses on debt repurchases	—	(55,479)	(3,102)
Other (expense) income - net	(1,225)	(4,602)	14,167
Expenses and losses relating to equity accounted investments(4)	(65,055)	(53,179)	(18,918)
Adjusted EBITDA attributable to non-controlling interests	11,364	16,270	23,914
Loss before income tax (expense) recovery	(343,068)	(101,288)	(299,540)
Income tax (expense) recovery	(7,827)	(22,657)	98
Net loss	(350,895)	(123,945)	(299,442)

(1)
Depreciation and amortization by segment for the year ended December 31, 2019 is as follows: FPSO $145.9 million, Shuttle Tanker $134.3 million, FSO $41.7 million, UMS $6.6 million and Towage $20.9 million. Depreciation and amortization by segment for the year ended December 31, 2018 is as follows: FPSO $145.5 million, Shuttle Tanker $155.9 million, FSO $44.1 million, UMS $6.6 million, Towage $20.3 million and eliminations of amounts incurred between segments of ($0.1) million. Depreciation and amortization by segment for the year ended December 31, 2017 is as follows: FPSO $143.6 million, Shuttle Tanker $125.6 million, FSO $19.4 million, UMS $6.6 million, Towage $15.6 million and eliminations of amounts incurred between segments of ($0.8) million.

(2)
(Write-down) and gain on sale of vessels by segment for the year ended December 31, 2019 is as follows: FPSO ($227.4) million, Shuttle Tanker ($0.9) million, FSO $11.2 million, UMS ($115.0) million. (Write-down) and gain on sale of vessels by segment for the year ended December 31, 2018 is as follows: FPSO ($180.2) million, Shuttle Tanker ($43.2) million. (Write-down) and gain on sale of vessels by segment for the year ended December 31, 2017 is as follows: FPSO ($265.2) million, Shuttle Tanker ($51.7) million, FSO ($1.1) million.

(3)	Excludes the realized gain (loss) on foreign currency forward contracts.

(4)
Includes depreciation and amortization, interest expense, interest income, realized and unrealized gain (loss) on derivative instruments, foreign currency exchange gain (loss) and income tax expense relating to equity accounted investments. The sum of (a) Adjusted EBITDA from equity-accounted vessels as presented in the tables above as part of the results for the Partnership’s reportable segments and (b) expenses and gains (losses) relating to equity accounted investments from this table equals the amount of equity income included on the Partnership's consolidated statements of loss.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2019 $	December 31, 2018 $
FPSO segment	1,913,420	2,279,277
Shuttle tanker segment	1,778,073	1,684,887
FSO segment	425,694	463,647
Towage segment	390,895	419,000
UMS segment	101,009	220,509
Conventional tanker segment	—	4,259
Unallocated:
Cash and cash equivalents and restricted cash	306,256	233,580
Other assets	7,920	6,893
Consolidated total assets	4,923,267	5,312,052